UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
(Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, Florida 33331
(Address of principal executive offices)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2011

Date of reporting period: August 31, 2010

Item 1.	Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2010 (Unaudited)
	Principal
	Amount	Value
CORPORATE BOND - 0.04%
Salvation Army
5.44%, 09/01/2015	$370,000	$412,306
TOTAL CORPORATE BOND
(Cost $370,000)		412,306

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 85.70%
FGLMC Single Family - 5.90%
Pool A91363, 4.50%, 03/01/2040	1,750,551	1,838,443
Pool A91756, 4.50%, 03/01/2040	1,357,402	1,425,555
Pool A92905, 4.50%, 06/01/2040	1,395,328	1,465,385
Pool A93467, 4.50%, 08/01/2040	1,109,358	1,165,057
Pool A68734, 5.00%, 07/01/2037	607,039	645,072
Pool A73050, 5.00%, 02/01/2038	287,615	305,634
Pool A78734, 5.00%, 06/01/2038	1,553,960	1,651,318
Pool A91364, 5.00%, 03/01/2040	1,451,002	1,541,765
Pool A91757, 5.00%, 04/01/2040	1,468,350	1,560,199
Pool A92906, 5.00%, 07/01/2040	1,251,372	1,329,648
Pool A57436, 5.50%, 01/01/2037	937,569	1,004,025
Pool A56707, 5.50%, 01/01/2037	430,149	459,605
Pool A58653, 5.50%, 03/01/2037	1,570,399	1,681,710
Pool A59858, 5.50%, 04/01/2037	179,737	192,046
Pool A60749, 5.50%, 05/01/2037	734,857	785,181
Pool A63607, 5.50%, 07/01/2037	543,810	581,051
Pool A66019, 5.50%, 08/01/2037	1,373,698	1,471,066
Pool A68746, 5.50%, 10/01/2037	998,032	1,066,378
Pool A69361, 5.50%, 11/01/2037	561,621	601,429
Pool A73036, 5.50%, 01/01/2038	606,191	647,703
Pool A76444, 5.50%, 04/01/2038	938,156	1,002,402
Pool A76192, 5.50%, 04/01/2038	997,913	1,066,250
Pool A78742, 5.50%, 06/01/2038	5,062,507	5,409,191
Pool A83074, 5.50%, 11/01/2038	963,565	1,029,550
Pool A84142, 5.50%, 01/01/2039	727,925	777,774
Pool A84382, 5.50%, 02/01/2039	8,784,064	9,385,602
Pool A42806, 6.00%, 02/01/2036	564,282	610,552
Pool A44642, 6.00%, 04/01/2036	786,706	851,214
Pool A49014, 6.00%, 05/01/2036	566,725	611,070
Pool A52235, 6.00%, 09/01/2036	176,289	192,929
Pool A54312, 6.00%, 11/01/2036	1,308,638	1,415,944
Pool A55852, 6.00%, 12/01/2036	677,779	730,814
Pool A57261, 6.00%, 02/01/2037	660,667	711,331
Pool A60055, 6.00%, 04/01/2037	249,383	268,507
Pool A63610, 6.00%, 07/01/2037	838,101	902,371
Pool A66123, 6.00%, 07/01/2037	701,625	755,430
Pool A64648, 6.00%, 08/01/2037	591,183	636,519
Pool A67088, 6.00%, 09/01/2037	736,314	792,779
Pool A80026, 6.00%, 10/01/2037	812,436	874,738
Pool A68807, 6.00%, 11/01/2037	1,394,349	1,499,968
Pool A69362, 6.00%, 11/01/2037	385,957	415,555
Pool A78750, 6.00%, 06/01/2038	580,920	624,982
Pool C38992, 6.50%, 12/01/2029	248,089	274,944
Pool C50755, 6.50%, 03/01/2031	85,585	94,850
Pool C54246, 6.50%, 07/01/2031	30,903	34,248
Pool C59148, 6.50%, 10/01/2031	85,209	94,433
Pool B31166, 6.50%, 12/01/2031	23,290	25,811
Pool C61764, 6.50%, 12/01/2031	59,775	66,246
Pool C64625, 6.50%, 02/01/2032	175,877	194,916
Pool C65420, 6.50%, 03/01/2032	151,452	167,846
Pool C66763, 6.50%, 05/01/2032	382,915	424,365
Pool C68518, 6.50%, 06/01/2032	58,512	64,846
Pool C72446, 6.50%, 08/01/2032	133,261	147,686
Pool A49963, 6.50%, 06/01/2036	42,770	47,021

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2010 (Unaudited)
	Principal
	Amount	Value
Pool A50703, 6.50%, 07/01/2036	$604,384	$658,759
Pool A52237, 6.50%, 08/01/2036	420,722	458,573
Pool A52899, 6.50%, 09/01/2036	544,130	593,084
Pool A53441, 6.50%, 10/01/2036	961,318	1,047,805
Pool A68747, 6.50%, 10/01/2037	771,525	839,248
		57,218,423

FHA Project Loan - 1.36%
023-98141, 6.00%, 03/01/2047 (a)	3,169,732	3,221,082
FHA St Mich, 6.20%, 09/01/2050 (a)	5,938,000	6,211,742
FHA Ridge, 6.45%, 01/01/2036 (a)	286,920	285,571
034-35272, 6.95%, 11/01/2025 (a)	369,594	372,255
034-35271, 6.95%, 11/01/2025 (a)	372,909	375,594
WM 2002-1, 7.43%, 08/01/2019 (a)	1,309,966	1,308,524
Reilly 130, 7.43%, 08/25/2021(a)	1,415,539	1,413,982
		13,188,750

FNMA Multi Family - 19.50%
Pool TBA, 2.84%, 09/01/2017 (a)	14,000,000	14,360,150
Pool 465006, 3.67%, 05/01/2016	1,200,000	1,260,907
Pool 465585, 4.10%, 07/01/2020	699,371	737,902
Pool 465435, 4.22%, 07/01/2020	1,513,701	1,610,245
Pool 463535, 4.30%, 10/01/2019	1,980,172	2,139,553
Pool 464907, 4.33%, 04/01/2020	4,182,211	4,490,776
Pool 463712, 4.36%, 11/01/2019	2,498,734	2,693,179
Pool 464304, 4.36%, 01/01/2020	5,147,962	5,544,994
Pool 463873, 4.38%, 11/01/2019	462,963	500,599
Pool 464855, 4.38%, 04/01/2020	1,919,421	2,071,030
Pool 464864, 4.40%, 04/01/2020	1,276,141	1,376,152
Pool 464772, 4.41%, 03/01/2020	3,936,124	4,250,089
Pool 463538, 4.42%, 09/01/2019	2,037,433	2,205,675
Pool 464223, 4.44%, 01/01/2020	809,540	876,484
Pool 464947, 4.44%, 04/01/2020	1,494,297	1,615,818
Pool 464994, 4.51%, 05/01/2020	2,169,795	2,356,552
Pool 464725, 4.60%, 03/01/2020	3,140,919	3,434,078
Pool 386602, 4.66%, 10/01/2013	314,588	339,071
Pool 387425, 4.76%, 06/01/2015	581,056	642,198
Pool 387286, 4.78%, 03/01/2015	2,867,182	3,120,131
Pool 463241, 4.80%, 08/01/2019	982,588	1,089,239
Pool 387284, 4.84%, 03/01/2015	917,339	1,014,024
Pool 463037, 4.86%, 09/01/2019	2,969,531	3,306,845
Pool 387659, 4.88%, 12/01/2015	897,325	1,000,755
Pool 387277, 4.89%, 02/01/2015	1,283,150	1,417,915
Pool 387273, 4.89%, 02/01/2015	1,191,497	1,315,815
Pool 387202, 4.98%, 12/01/2014	3,050,528	3,236,088
Pool 387560, 4.98%, 09/01/2015	928,185	1,036,796
Pool 387109, 5.02%, 09/01/2014	230,225	238,146
Pool 387517, 5.02%, 08/01/2020	232,405	256,508
Pool 386980, 5.04%, 06/01/2014	1,184,131	1,302,549
Pool 463944, 5.06%, 12/01/2024	5,760,605	6,374,600
Pool 873236, 5.09%, 02/01/2016	562,388	631,600
Pool 387289, 5.12%, 07/01/2029	666,970	716,395
Pool 387438, 5.18%, 06/01/2020	231,903	257,044
Pool 386104, 5.18%, 04/01/2021	219,242	239,524
Pool 387215, 5.19%, 01/01/2023	493,562	540,719
Pool 465394, 5.20%, 03/01/2026	575,563	642,110
Pool 387446, 5.22%, 06/01/2020	3,617,358	4,017,492
Pool 874244, 5.23%, 12/01/2020	1,051,848	1,191,386
Pool 463895, 5.25%, 10/01/2025	3,400,000	3,806,797
Pool 387452, 5.25%, 06/01/2035	743,693	815,923
Pool 873414, 5.28%, 02/01/2024	1,453,655	1,560,246
Pool 874253, 5.29%, 08/01/2017	857,679	873,309

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2010 (Unaudited)
	Principal
	Amount	Value
Pool 387349, 5.31%, 04/01/2020	$814,224	$904,891
Pool 387312, 5.33%, 04/01/2035	539,810	593,989
Pool 874082, 5.35%, 06/01/2018	1,906,432	1,986,272
Pool 958081, 5.36%, 01/01/2019	3,194,255	3,614,230
Pool 873470, 5.42%, 03/01/2016	1,959,719	2,212,366
Pool 958348, 5.44%, 04/01/2027	536,773	594,674
Pool 387399, 5.46%, 08/01/2020	281,566	311,405
Pool 387158, 5.48%, 11/01/2022	929,764	969,087
Pool 874487, 5.52%, 05/01/2025	4,549,408	5,023,263
Pool 958283, 5.54%, 03/01/2019	6,302,858	7,155,838
Pool 873550, 5.55%, 04/01/2024	1,660,491	1,804,769
Pool 874136, 5.57%, 12/01/2016	238,810	270,646
Pool 463000, 5.58%, 08/01/2021	1,337,582	1,508,186
Pool 874521, 5.61%, 04/01/2024	1,562,437	1,710,452
Pool 873863, 5.69%, 05/01/2016	1,431,275	1,619,355
Pool 874262, 5.75%, 01/01/2017	571,931	645,647
Pool 463507, 5.76%, 03/01/2027	3,640,870	4,115,830
Pool 873649, 5.79%, 05/01/2016	2,901,177	3,291,484
Pool 873766, 5.79%, 07/01/2024	1,049,028	1,164,371
Pool 386991, 5.86%, 06/01/2022	232,244	243,052
Pool 464296, 5.86%, 01/01/2028	2,394,969	2,697,837
Pool 386464, 5.88%, 08/01/2021	869,949	964,381
Pool 873731, 5.88%, 07/01/2023	2,336,612	2,636,013
Pool 874920, 5.91%, 07/01/2023	1,025,491	1,166,937
Pool 873830, 5.94%, 07/01/2024	953,212	1,073,897
Pool 387005, 5.95%, 06/01/2022	389,624	432,253
Pool 873949, 5.95%, 09/01/2024	4,091,564	4,278,251
Pool 463839, 5.96%, 11/01/2027	712,521	805,116
Pool 873642, 5.99%, 05/01/2024	651,114	725,724
Pool 873705, 6.03%, 06/01/2016	1,435,206	1,507,952
Pool 873706, 6.04%, 06/01/2016	5,932,760	6,004,411
Pool 958256, 6.09%, 12/01/2033	1,648,163	1,861,546
Pool 873679, 6.10%, 06/01/2024	845,276	956,970
Pool 387046, 6.11%, 10/01/2022	610,621	676,763
Pool 958614, 6.22%, 04/01/2027	848,033	974,878
Pool 385229, 6.33%, 09/01/2017	2,140,066	2,445,865
Pool 380972, 6.34%, 12/01/2016	247,647	272,126
Pool 464254, 6.34%, 11/01/2027	2,628,528	3,069,122
Pool 464969, 6.34%, 04/01/2028	5,200,000	6,078,322
Pool 464890, 6.37%, 04/01/2028	1,524,790	1,789,701
Pool 874736, 6.43%, 10/01/2025	484,609	561,848
Pool 384719, 6.59%, 02/01/2017	1,356,485	1,572,049
Pool 385136, 6.65%, 06/01/2020	225,463	233,294
Pool 464573, 6.72%, 02/01/2040	2,795,982	3,326,166
Pool 383143, 6.75%, 02/01/2016	2,640,632	3,057,647
Pool 383145, 6.85%, 02/01/2019	1,888,051	2,162,311
Pool 385051, 6.89%, 05/01/2020	2,177,230	2,519,133
Pool 386046, 7.22%, 04/01/2021	2,669,621	3,156,596
		189,254,324

FNMA Single Family - 15.77%
Pool AA5316, 4.00%, 03/01/2039	1,052,046	1,090,895
Pool AA3490, 4.00%, 03/01/2039	1,308,726	1,357,053
Pool AA8598, 4.00%, 07/01/2039	1,047,083	1,085,749
Pool AC1837, 4.00%, 08/01/2039	972,072	1,007,967
Pool AC6309, 4.00%, 12/01/2039	1,021,673	1,059,400
Pool TBA, 4.50%, 09/01/2040	2,723,607	2,859,787
Pool AC3373, 4.50%, 07/01/2039	236,061	248,356
Pool AC1446, 4.50%, 08/01/2039	194,781	204,835
Pool AC4095, 4.50%, 09/01/2039	257,126	270,397
Pool AD1551, 4.50%, 03/01/2040	183,797	193,255

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2010 (Unaudited)
	Principal
	Amount	Value
Pool 890226, 4.50%, 08/01/2040	$43,560,691	$45,752,360
Pool AE2970, 4.50%, 08/01/2040	1,393,104	1,464,791
Pool AD8493, 4.50%, 08/01/2040	5,224,807	5,493,667
Pool 914311, 5.00%, 02/01/2037	185,358	197,127
Pool 961946, 5.00%, 02/01/2038	233,687	248,511
Pool AC5998, 5.00%, 10/01/2039	435,097	462,654
Pool 890230, 5.00%, 07/01/2040	27,789,468	29,517,640
Pool AD8500, 5.00%, 08/01/2040	2,483,785	2,641,091
Pool 937690, 5.50%, 05/01/2037	489,288	523,789
Pool 890246, 5.50%, 11/01/2038	19,433,541	20,781,743
Pool 907769, 6.00%, 12/01/2036	528,016	570,322
Pool 946757, 6.00%, 08/01/2037	615,333	663,097
Pool 907085, 6.00%, 09/01/2037	188,738	203,566
Pool 890247, 6.00%, 09/01/2038	29,878,364	32,156,589
Pool 886136, 6.50%, 07/01/2036	413,825	451,831
Pool 900106, 6.50%, 08/01/2036	448,677	493,039
Pool 900649, 6.50%, 09/01/2036	664,581	725,617
Pool 901391, 6.50%, 09/01/2036	489,688	534,661
Pool 947771, 6.50%, 09/01/2037	739,655	805,968
		153,065,757

GNMA Multi Family - 27.83%
2010-102 AB, 1.85%, 07/16/2032 (a)	3,000,000	3,027,189
2009-115 AC, 2.02%, 09/16/2027	10,880,983	11,040,739
2010-83 A, 2.02%, 10/16/2050	1,924,155	1,951,462
2010-97 A, 2.32%, 01/16/2032	1,497,004	1,527,167
2010-100 A, 2.35%, 06/16/2050 (a)	450,000	459,492
2010-49 A, 2.87%, 03/16/2051	1,268,333	1,322,092
2010-71 AC, 2.99%, 03/16/2039	299,187	312,050
2010-13 AB, 3.02%, 02/16/2030	6,650,000	6,922,948
2009-90 AC, 3.14%, 01/16/2033	4,625,000	4,833,315
2007-77 A, 3.18%, 02/16/2026	2,168,185	2,204,898
2010-36 AC, 3.36%, 09/16/2036	400,000	421,368
2009-19 AD, 3.39%, 11/16/2040	1,264,317	1,326,144
2009-63 A, 3.40%, 01/16/2038	3,332,868	3,497,383
2009-49 A, 3.44%, 06/16/2034	3,126,149	3,284,868
2009-60 A, 3.46%, 03/16/2035	3,724,952	3,918,931
2010-72 B, 3.46%, 05/16/2036	375,000	390,532
2009-105 A, 3.46%, 12/16/2050	1,979,519	2,085,033
2007-39 AC, 3.51%, 07/16/2024	1,293,413	1,306,531
2009-86 A, 3.54%, 09/16/2035	7,766,916	8,217,402
2009-39 AB, 3.55%, 10/16/2038	1,366,085	1,441,145
2009-90 AE, 3.70%, 03/16/2037	4,475,000	4,719,476
Pool TBA, 3.75%, 11/15/2045 (a)	5,081,200	5,414,654
Pool TBA, 3.75%, 11/15/2045 (a)	5,316,700	5,665,608
2006-39 A, 3.77%, 06/16/2025	2,104,885	2,149,723
2009-4 A, 3.81%, 11/16/2037	3,229,860	3,413,515
2008-24 B, 3.86%, 03/16/2029 (b)	2,000,000	2,101,959
2006-68 A, 3.89%, 07/16/2026	2,781,435	2,871,481
2007-55 A, 3.91%, 08/16/2027	4,220,573	4,345,339
2006-8 A, 3.94%, 08/16/2025	379,142	382,428
2007-12 A, 3.96%, 06/16/2031	7,031,360	7,330,701
2005-79 A, 4.00%, 10/16/2033	1,577,465	1,605,203
2008-92 B, 4.04%, 05/16/2030	500,000	530,437
2006-66 A, 4.09%, 08/16/2030	3,813,308	3,947,537
Pool TBA, 4.15%, 09/01/2048 (a)	250,000	263,789
2006-51 A, 4.25%, 10/16/2030	5,910,941	6,200,032
2006-63 A, 4.26%, 02/16/2032	11,093,669	11,675,191
2007-34 A, 4.27%, 11/16/2026	5,211,690	5,358,154
2008-80 B, 4.28%, 03/16/2033	4,500,000	4,801,987
2009-119 B, 4.29%, 02/16/2041	3,000,000	3,234,752
2009-3 B, 4.30%, 10/16/2037	750,000	810,096

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2010 (Unaudited)
	Principal
	Amount	Value
2007-13 A, 4.32%, 11/16/2029	$1,925,578	$1,994,870
2008-8 B, 4.38%, 03/16/2029 (b)	2,850,000	3,023,142
2005-59 A, 4.39%, 05/16/2023	768,301	784,276
2005-87 A, 4.45%, 03/16/2025	403,796	411,744
2008-22 B, 4.50%, 12/16/2038	1,500,000	1,634,298
2008-78 B, 4.52%, 06/16/2032	1,000,000	1,071,348
2008-28 B, 4.58%, 08/16/2034	3,700,000	4,027,349
2005-34 B, 4.74%, 04/16/2029 (b)	1,155,146	1,206,439
2008-52 B, 4.75%, 10/16/2032	4,750,000	5,231,399
2008-14 B, 4.75%, 10/16/2042	7,000,000	7,737,911
Pool TBA, 4.75%, 09/01/2045 (a)	3,581,600	3,936,272
2008-86 B, 4.81%, 11/16/2031	2,750,000	3,013,853
Pool 686519, 4.93%, 10/15/2051	5,470,266	5,832,585
2009-7 B, 4.95%, 11/16/2039	1,000,000	1,119,966
2005-79 C, 4.95%, 12/16/2045 (b)	700,000	780,386
2007-69 B, 4.96%, 06/16/2030	1,350,000	1,446,689
2008-39 C, 5.02%, 03/16/2034 (b)	6,450,000	7,164,832
2007-75 B, 5.05%, 03/16/2036	4,500,000	4,997,437
2009-5 B, 5.07%, 08/16/2049 (b)	225,000	255,447
2006-32 A, 5.08%, 01/16/2030	582,434	615,412
2005-87 B, 5.12%, 01/16/2028 (b)	257,300	274,255
Pool 712102, 5.15%, 11/15/2032	1,064,990	1,170,630
Pool TBA, 3.75%, 11/15/2045 (a)	4,453,500	4,677,369
Pool 735993, 5.15%, 08/15/2051	2,750,000	2,980,622
2008-48 D, 5.24%, 10/16/2039 (b)	750,000	849,739
Pool 734979, 5.25%, 11/15/2051 (a)	1,155,000	1,221,005
Pool 699580, 5.25%, 03/15/2052	6,200,000	6,776,300
Pool 652131, 5.30%, 06/15/2023	1,859,356	1,967,896
Pool 666265, 5.45%, 10/15/2035	538,680	575,397
Pool 668966, 5.45%, 04/15/2044	2,520,477	2,780,786
Pool 640434, 5.46%, 03/15/2043	3,341,010	3,577,686
Pool 461918, 5.52%, 12/15/2037	4,239,601	4,462,260
2007-75 C, 5.53%, 09/16/2038 (b)	400,000	460,452
2008-59 B, 5.55%, 10/16/2026 (b)	2,540,000	2,762,315
Pool 715994, 5.62%, 10/15/2051 (a)	3,723,700	4,026,828
Pool 664218, 5.63%, 06/15/2043	2,623,776	2,820,851
Pool 664652, 5.65%, 06/15/2042	2,368,915	2,524,664
Pool 614125, 5.70%, 12/15/2030	1,501,917	1,544,932
Pool 650307, 5.75%, 03/15/2043	1,779,164	1,906,077
Pool 666268, 5.85%, 03/15/2043	6,834,386	7,312,361
Pool 653889, 5.88%, 01/15/2043	1,162,067	1,243,373
Pool 645747, 6.00%, 09/15/2032	155,846	163,404
Pool 666259, 6.00%, 12/15/2032	2,288,130	2,444,524
Pool 637911, 6.00%, 07/15/2035	430,806	451,703
Pool 639306, 6.00%, 01/15/2036	1,135,126	1,192,367
Pool 655317, 6.05%, 08/15/2039	1,431,177	1,587,442
Pool 653914, 6.10%, 06/15/2043	2,393,359	2,580,808
Pool 667881, 6.14%, 02/15/2043	979,203	1,047,843
Pool 699404, 6.15%, 04/15/2039	1,816,006	1,984,630
Pool 653904, 6.20%, 05/15/2043	772,485	830,771
Pool 636413, 6.25%, 04/15/2036	1,213,553	1,280,115
Pool 645787, 6.25%, 08/15/2036	254,468	269,335
Pool 678208, 6.25%, 01/15/2038	1,564,109	1,710,657
Pool 677423, 6.25%, 09/15/2043	450,025	494,272
Pool 669506, 6.27%, 03/15/2049	1,627,316	1,775,937
Pool 669518, 6.30%, 04/15/2038	187,271	201,877
Pool 643896, 6.50%, 06/15/2049	1,339,405	1,460,649
Pool 645785, 6.75%, 02/15/2048	1,925,721	2,091,929
		270,082,467

GNMA Single Family - 13.19%
Pool 646730, 4.50%, 03/15/2039	1,317,144	1,400,644

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2010 (Unaudited)
	Principal
	Amount	Value
Pool 716818, 4.50%, 04/15/2039	$1,572,652	$1,672,350
Pool 646771, 4.50%, 04/15/2039	1,211,183	1,287,966
Pool G2 716876, 4.50%, 04/20/2039	1,023,141	1,086,920
Pool 650967, 4.50%, 05/15/2039	1,114,121	1,184,751
Pool 717198, 4.50%, 06/15/2039	1,456,926	1,549,287
Pool 714559, 4.50%, 06/15/2039	989,462	1,052,189
Pool 720050, 4.50%, 06/15/2039	1,108,792	1,179,083
Pool G2 716998, 4.50%, 06/20/2039	999,902	1,062,232
Pool 714594, 4.50%, 07/15/2039	1,124,587	1,195,880
Pool 720208, 4.50%, 07/15/2039	1,943,488	2,066,695
Pool G2 720338, 4.50%, 07/20/2039	1,669,197	1,773,248
Pool 720287, 4.50%, 08/15/2039	1,646,084	1,750,437
Pool G2 720449, 4.50%, 08/20/2039	1,061,988	1,128,188
Pool 726289, 4.50%, 09/15/2039	1,952,251	2,076,014
Pool TBA, 4.50%, 09/15/2039	2,200,000	2,332,343
Pool G2 726542, 4.50%, 09/20/2039	1,290,540	1,370,987
Pool 726402, 4.50%, 10/15/2039	1,197,216	1,273,113
Pool G2 726610, 4.50%, 10/20/2039	1,288,961	1,369,309
Pool 728954, 4.50%, 12/15/2039	1,323,197	1,407,081
Pool G2 729269, 4.50%, 12/20/2039	1,097,236	1,165,633
Pool G2 729265, 4.50%, 12/20/2039	919,237	976,538
Pool 729017, 4.50%, 01/15/2040	1,756,845	1,868,220
Pool 736579, 4.50%, 02/15/2040	1,222,190	1,299,671
Pool G2 736423, 4.50%, 02/20/2040	1,044,989	1,109,930
Pool 737051, 4.50%, 03/15/2040	1,078,714	1,147,099
Pool G2 736425, 4.50%, 03/20/2040	1,167,078	1,239,606
Pool G2 741940, 4.50%, 04/20/2040	1,041,143	1,105,845
Pool 737222, 4.50%, 05/15/2040	1,243,464	1,322,293
Pool G2 742024, 4.50%, 05/20/2040	1,074,264	1,141,024
Pool 658387, 4.50%, 06/15/2040	2,184,624	2,323,118
Pool 698160, 4.50%, 07/15/2040	1,320,585	1,404,303
Pool 721694, 4.50%, 08/15/2040	1,636,534	1,740,282
Pool 748456, 4.50%, 08/15/2040	1,156,666	1,229,993
Pool G2 745501, 4.50%, 08/20/2040	1,182,640	1,256,135
Pool G2 745505, 4.50%, 08/20/2040	2,990,513	3,176,358
Pool 688624, 5.00%, 05/15/2038	806,758	868,491
Pool 411105, 5.00%, 01/15/2039	1,563,336	1,682,962
Pool 439079, 5.00%, 02/15/2039	1,166,512	1,255,773
Pool 646728, 5.00%, 03/15/2039	903,251	972,368
Pool 646750, 5.00%, 04/15/2039	1,372,174	1,477,173
Pool 716819, 5.00%, 04/15/2039	1,480,707	1,594,010
Pool 646777, 5.00%, 05/15/2039	1,026,883	1,105,460
Pool 720052, 5.00%, 06/15/2039	971,014	1,045,316
Pool 720288, 5.00%, 08/15/2039	1,037,099	1,116,458
Pool 722944, 5.00%, 08/15/2039	955,742	1,028,876
Pool G2 720434, 5.00%, 08/20/2039	1,460,506	1,572,177
Pool 726290, 5.00%, 09/15/2039	3,494,815	3,762,238
Pool G2 726543, 5.00%, 09/20/2039	1,783,765	1,920,151
Pool G2 726545, 5.00%, 09/20/2039	1,150,000	1,237,929
Pool 726403, 5.00%, 10/15/2039	4,431,351	4,770,438
Pool 723006, 5.00%, 10/15/2039	993,958	1,070,015
Pool G2 723007, 5.00%, 10/20/2039	1,212,217	1,304,903
Pool G2 726611, 5.00%, 10/20/2039	1,676,658	1,804,856
Pool G2 726726, 5.00%, 11/20/2039	1,170,735	1,260,249
Pool G2 727255, 5.00%, 12/20/2039	1,659,115	1,785,971
Pool G2 729270, 5.00%, 12/20/2039	1,656,300	1,782,941
Pool G2 729266, 5.00%, 12/20/2039	1,165,387	1,254,493
Pool G2 736355, 5.00%, 01/20/2040	921,964	994,673
Pool G2 727282, 5.00%, 01/20/2040	1,052,284	1,132,647
Pool G2 736424, 5.00%, 02/20/2040	1,973,725	2,124,458
Pool 737055, 5.00%, 03/15/2040	1,113,652	1,198,868
Pool G2 736426, 5.00%, 03/20/2040	1,062,654	1,143,809

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2010 (Unaudited)
	Principal
	Amount	Value
Pool G2 741941, 5.00%, 04/20/2040	$1,961,901	$2,111,731
Pool G2 742025, 5.00%, 05/20/2040	1,163,726	1,252,599
Pool 658393, 5.00%, 06/15/2040	1,271,488	1,368,782
Pool G2 745335, 5.00%, 06/20/2040	1,268,292	1,365,151
Pool 684677, 5.50%, 03/15/2038	1,126,808	1,221,659
Pool 684721, 5.50%, 03/15/2038	727,721	788,978
Pool G2 684987, 5.50%, 03/20/2038	351,744	380,692
Pool 684802, 5.50%, 04/15/2038	743,415	805,992
Pool 688625, 5.50%, 05/15/2038	725,447	786,512
Pool G2 688636, 5.50%, 05/20/2038	1,220,541	1,320,989
Pool 690974, 5.50%, 06/15/2038	426,020	461,881
Pool G2 690973, 5.50%, 06/20/2038	867,997	939,431
Pool 693574, 5.50%, 07/15/2038	884,720	959,192
Pool G2 409120, 5.50%, 07/20/2038	1,581,870	1,712,055
Pool G2 700671, 5.50%, 10/20/2038	1,057,156	1,144,159
Pool 705998, 5.50%, 01/15/2039	593,877	643,867
Pool 411116, 5.50%, 01/15/2039	1,361,978	1,476,624
Pool 684678, 6.00%, 03/15/2038	720,998	786,051
Pool G2 684988, 6.00%, 03/20/2038	577,837	630,081
Pool 688629, 6.00%, 05/15/2038	281,392	306,781
Pool 688626, 6.00%, 05/15/2038	624,598	680,954
Pool G2 688637, 6.00%, 05/20/2038	435,859	475,266
Pool G2 693900, 6.00%, 07/20/2038	466,176	508,323
Pool 696513, 6.00%, 08/15/2038	941,647	1,026,609
Pool G2 696843, 6.00%, 08/20/2038	662,245	727,711
Pool 699255, 6.00%, 09/15/2038	2,258,530	2,462,311
Pool G2 698997, 6.00%, 09/20/2038	1,263,041	1,377,236
Pool 700791, 6.00%, 10/15/2038	371,768	405,311
Pool 705999, 6.00%, 01/15/2039	702,614	766,009
Pool G2 706407, 6.00%, 01/20/2039	588,191	641,059
Pool 582048, 6.50%, 01/15/2032	40,525	45,184
Pool 696514, 6.50%, 08/15/2038	708,332	778,713
Pool G2 696844, 6.50%, 08/20/2038	745,948	819,859
Pool G2 698998, 6.50%, 09/20/2038	815,859	896,697
Pool G2 706408, 6.50%, 01/20/2039	756,233	831,211
Pool 530199, 7.00%, 03/20/2031	61,901	70,264
		127,968,392

HUD - 0.00%
Housing and Urban Development
Series 97-A, 7.13%, 08/01/2017	30,000	30,291

Small Business Administration - 2.13%
SBA
Pool 507253, 0.50%, 05/25/2030 (b)	320,796	316,919
Pool 507932, 0.58%, 04/25/2026 (b)	435,418	432,002
Pool 507766, 0.58%, 07/25/2031 (b)	154,189	152,778
Pool 507841, 0.58%, 08/25/2031 (b)	273,979	271,471
Pool 508045, 0.58%, 04/25/2032 (b)	1,027,953	1,019,757
Pool 508901, 0.60%, 05/25/2020 (b)	1,451,085	1,444,018
Pool 507417, 0.60%, 09/25/2030 (b)	130,808	129,762
Pool 508206, 0.60%, 09/25/2032 (b)	1,339,929	1,330,413
Pool 508298, 0.60%, 01/25/2033 (b)	1,445,427	1,435,126
Pool 508506, 0.63%, 06/25/2033 (b)	3,141,407	3,121,808
Pool 508716, 0.82%, 06/25/2034 (b)	3,813,686	3,817,391
Pool 508890, 0.90%, 06/25/2020 (b)	3,454,872	3,457,531
Loan #3887475007, 1.08%, 03/08/2020 (b)	185,857	204,008
Loan #3153295002, 1.12%, 07/24/2029 (b)	639,762	647,968
Loan #3169855009, 1.12%, 07/15/2031 (b)	113,666	115,161
Loan #3046316007, 1.12%, 12/03/2032 (b)	283,095	286,788
Loan #2347955003, 1.25%, 04/15/2017 (b)	390,492	392,741
Loan #3667435004, 1.25%, 11/15/2034 (b)	713,525	726,933

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2010 (Unaudited)
	Principal
	Amount	Value
Loan #2484686008, 1.42%, 10/15/2027 (b)	$335,470	$342,573
Loan #3111236004, 2.63%, 01/31/2015 (b)	59,208	60,697
Loan #2604556010, 3.58%, 02/15/2017 (b)	193,946	204,277
Loan #3829225004, 6.08%, 02/11/2020 (b)	769,154	789,875
		20,699,997
SBA Participation Certificate - 0.02%
2008-20E, 5.49%, 05/01/2028	209,823	234,240
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $798,191,096)		831,742,641

MUNICIPAL BONDS - 15.61%
California - 1.24%
California Home Mortgage Finance Authority
6.90%, 02/01/2047	1,510,000	1,527,425
California Statewide Communities Development Authority
5.30%, 04/01/2016	1,675,000	1,702,638
Los Angeles Community Development & Redevelopment Agency
5.83%, 12/01/2017	700,000	723,597
6.00%, 09/01/2010	1,815,000	1,815,000
6.00%, 09/01/2011	1,915,000	1,968,390
6.25%, 09/01/2017	250,000	280,050
Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	695,000	721,139
Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	497,140
Redding Redevelopment Agency
6.00%, 09/01/2010	125,000	125,000
Sacramento County Housing Authority
7.65%, 09/01/2015	570,000	590,457
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,764,208
Vacaville Redevelopment Agency
7.00%, 09/01/2010	360,000	360,000
		12,075,044

Colorado - 0.08%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	811,612	807,221

Connecticut - 0.08%
Connecticut Housing Finance Authority
4.16%, 11/15/2011	50,000	51,527
5.83%, 11/15/2016	645,000	715,524
		767,051

District of Columbia - 0.17%
District of Columbia
3.39%, 06/01/2014	1,675,000	1,677,110

Florida - 1.79%
Boynton Beach Community Redevelopment Agency

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2010 (Unaudited)
	Principal
	Amount	Value
5.65%, 10/01/2026	$3,040,000	$2,974,883
Broward County Housing Finance Authority
0.34%, 08/15/2038 (b) (c)	1,900,000	1,900,000
Broward County School Board
7.40%, 07/01/2034	280,000	314,210
Charlotte County Housing Finance Authority
6.11%, 07/01/2037 (b)	750,925	796,446
County of Miami-Dade Florida
2.91%, 10/01/2013	5,000,000	5,001,100
Florida Housing Finance Corp.
4.75%, 07/01/2038 (c)	935,000	919,199
5.20%, 07/01/2028 (c)	2,090,000	2,204,198
6.85%, 04/01/2021	355,000	353,129
7.88%, 07/01/2015	290,000	296,470
Miami Beach Redevelopment Agency
4.67%, 12/01/2011	1,000,000	1,027,880
Miami Dade County Housing Finance Authority
4.00%, 06/01/2016	930,000	932,762
6.60%, 08/01/2016	280,000	286,462
Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	305,000	314,970
		17,321,709

Idaho - 0.19%
Idaho Housing & Finance Association
6.00%, 07/01/2035	395,000	403,220
6.45%, 07/01/2035	1,370,000	1,398,838
		1,802,058

Indiana - 0.85%
Indiana Housing & Community Development Authority
5.50%, 01/01/2039	3,900,000	4,060,251
5.69%, 07/01/2037	1,230,000	1,231,095
5.90%, 01/01/2037	2,045,000	2,050,317
Indianapolis Indiana
0.48%, 11/01/2042 (b)	950,000	950,000
		8,291,663

Kentucky - 0.93%
Kentucky Housing Corp.
5.17%, 01/01/2013	660,000	703,138
5.17%, 07/01/2013	990,000	1,060,170
5.33%, 07/01/2014	1,595,000	1,619,005
5.74%, 07/01/2037	3,445,000	3,453,612
5.77%, 07/01/2037	1,665,000	1,670,245
5.81%, 07/01/2014	500,000	538,970
		9,045,140

Louisiana - 0.10%
Louisiana Housing Finance Agency
5.60%, 12/01/2029	905,000	934,838

Maryland - 0.51%
County of Montgomery Maryland
4.00%, 05/01/2016	1,175,000	1,275,357

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2010 (Unaudited)
	Principal
	Amount	Value
Maryland Community Development Administration
6.07%, 09/01/2037	$2,130,000	$2,183,761
Maryland Economic Development Corp.
0.31%, 05/01/2036 (b)	1,449,000	1,449,000
		4,908,118

Massachusetts - 1.28%
Massachusetts Development Finance Agency
0.28%, 07/01/2038 (b)	800,000	800,000
Massachusetts Housing Finance Agency
0.29%, 04/01/2036 (b)	150,000	150,000
3.39%, 09/01/2011	1,500,000	1,514,655
5.21%, 12/01/2016	2,700,000	2,801,331
5.54%, 12/01/2025	2,495,000	2,503,957
5.55%, 06/01/2025	940,000	956,337
5.84%, 12/01/2036	1,000,000	997,560
5.96%, 06/01/2017	1,370,000	1,459,666
6.50%, 12/01/2039	1,245,000	1,248,299
		12,431,805

Minnesota - 0.20%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	440,000	441,201
5.85%, 07/01/2036	480,000	483,907
6.30%, 07/01/2023	1,000,000	1,041,970
		1,967,078

Missouri - 0.25%
Missouri State Housing Development Commission
4.15%, 09/25/2025	156,179	156,372
5.72%, 09/01/2025	1,225,000	1,223,934
5.74%, 03/01/2037	115,000	119,965
5.82%, 03/01/2037	390,000	400,994
6.00%, 03/01/2025	505,000	507,803
		2,409,068

Nebraska - 0.01%
Nebraska Investment Finance Authority
5.50%, 09/01/2017	90,000	95,916

Nevada - 0.10%
Nevada Housing Division
0.44%, 10/01/2030 (b)	340,000	340,000
0.44%, 10/15/2032 (b)	640,000	640,000
5.11%, 04/01/2017	25,000	25,642
		1,005,642

New Jersey - 0.48%
City of Elizabeth
7.18%, 08/01/2013	125,000	125,379
New Jersey Housing & Mortgage Finance Agency
5.27%, 10/01/2032	970,000	971,096
5.93%, 11/01/2028	1,625,000	1,656,720
6.13%, 11/01/2037	1,865,000	1,900,137
		4,653,332

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2010 (Unaudited)
	Principal
	Amount	Value
New Mexico - 0.31%
New Mexico Mortgage Finance Authority
4.72%, 01/01/2011	$240,000	$242,002
4.72%, 07/01/2011	235,000	239,453
4.90%, 01/01/2012	225,000	229,203
4.90%, 07/01/2012	210,000	213,923
5.00%, 01/01/2013	210,000	217,520
5.00%, 07/01/2013	220,000	227,878
5.42%, 01/01/2016	255,000	267,704
5.60%, 03/01/2011	60,000	60,000
5.68%, 09/01/2013	275,000	301,914
6.15%, 01/01/2038	1,000,000	1,005,210
		3,004,807

New York - 1.93%
New York City Housing Development Corp.
3.67%, 11/01/2015	805,000	838,496
4.97%, 05/01/2019	1,995,000	2,114,740
5.63%, 11/01/2024	7,500,000	7,858,425
New York State Housing Finance Agency
0.25%, 05/01/2029 (b)	500,000	500,000
0.27%, 05/15/2034 (b)	2,200,000	2,200,000
0.27%, 11/01/2036 (b)	1,200,000	1,200,000
4.90%, 08/15/2025 (c)	1,000,000	1,026,650
5.05%, 08/15/2039 (c)	1,465,000	1,476,178
Rochester Housing Authority
4.70%, 12/20/2038 (c)	1,000,000	1,001,770
Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	487,255
		18,703,514

North Dakota - 0.04%
North Dakota Public Finance Authority
6.60%, 06/01/2025	405,000	433,382

Ohio - 0.12%
County of Cuyahoga
4.25%, 06/01/2011	870,000	890,053
State of Ohio
7.75%, 12/01/2015 (d)	250,000	259,817
		1,149,870

Oklahoma - 0.21%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	670,000	671,360
5.65%, 09/01/2026	1,285,000	1,325,837
		1,997,197

Oregon - 0.03%
City of Portland
6.03%, 06/15/2018	250,000	285,195

Pennsylvania - 0.38%
Commonwealth Financing Authority
4.97%, 06/01/2016	355,000	368,731
5.13%, 06/01/2012	735,000	774,484

Pennsylvania Economic Development Financing Authority
0.30%, 04/01/2035 (b)	265,000	265,000

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2010 (Unaudited)
	Principal
	Amount	Value
Pennsylvania Housing Finance Agency
5.72%, 10/01/2037	$1,420,000	$1,433,533
5.76%, 10/01/2037	870,000	873,141
		3,714,889

Rhode Island - 0.06%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	575,000	598,765

South Carolina - 0.07%
South Carolina State Housing Finance & Development Authority
5.15%, 07/01/2037 (c)	690,000	697,790

Texas - 0.15%
Texas Department of Housing & Community Affairs
5.00%, 07/01/2034 (c)	1,400,000	1,405,754

Utah - 1.25%
Utah Housing Corp.
0.26%, 07/01/2028 (b)	1,015,000	1,015,000
0.35%, 01/01/2034 (b) (c)	455,000	455,000
5.11%, 07/01/2017	370,000	375,920
5.25%, 07/01/2035	1,350,000	1,365,741
5.26%, 07/20/2018	170,000	177,140
5.84%, 07/01/2034	350,000	356,993
5.88%, 07/01/2034	1,315,000	1,308,570
5.92%, 07/01/2034	1,820,000	1,820,055
6.01%, 07/01/2034	400,000	411,104
6.10%, 07/20/2028	1,275,000	1,317,304
6.12%, 01/01/2035	2,150,000	2,191,732
6.25%, 07/20/2018	535,000	554,126
6.44%, 01/01/2035	250,000	256,640
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	566,983
		12,172,308

Virginia - 2.35%
Virginia Housing Development Authority
4.68%, 08/01/2014	5,000,000	5,332,200
4.84%, 12/01/2013	295,000	315,898
5.50%, 12/01/2020	500,000	507,810
5.50%, 06/25/2034	5,271,631	5,478,378
5.50%, 03/25/2036	3,713,942	3,822,459
5.70%, 11/01/2022	1,250,000	1,318,538
5.97%, 11/01/2024	1,405,000	1,481,615
6.25%, 11/01/2029	4,365,000	4,509,874
		22,766,772

Washington - 0.45%
King County Housing Authority
6.38%, 12/31/2046	3,485,000	3,652,629
Tacoma Housing Authority
5.05%, 11/20/2037 (c)	750,000	750,255
		4,402,884
TOTAL MUNICIPAL BONDS
(Cost $146,948,139)		151,525,920

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2010 (Unaudited)
	Principal
	Amount	Value

MISCELLANEOUS INVESTMENTS - 0.69%
Community Reinvestment Revenue Note - A3, 4.68%, 08/01/2035 (d)	$345,000	$306,343
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (d)	309,986	312,650
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	5,454,866	6,043,840
TOTAL MISCELLANEOUS INVESTMENTS
(Cost $6,197,468)		6,662,833

SHORT-TERM INVESTMENT - 3.53%	Shares
Money Market Fund - 3.53%
AIM Short-Term Investments Money Market, 0.17% (e)	34,301,159	34,301,159
TOTAL SHORT-TERM INVESTMENT
(Cost $34,301,159)		34,301,159

Total Investments (Cost $986,007,862) - 105.57%		1,024,644,859
Liabilities in Excess of Other Assets, Net - (5.57)%		(54,085,530)
NET ASSETS - 100.00%		$970,559,329

Footnotes
The following information for the Fund is presented on an income tax basis as of August 31, 2010:
Cost of Investments		$986,007,862
Gross Unrealized Appreciation		39,307,171
Gross Unrealized Depreciation		(670,174)
Net Unrealized Appreciation		$38,636,997

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of trustees.  The total fair value of such securities at August 31, 2010 is $56,241,106, which represents 5.79% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of August 31, 2010.
(c)	Security is subject to Alternative Minimum Tax.
(d)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  At August 31, 2010, these securities amounted to $6,922,650, which represents 0.71% of total net assets.

(e)	The rate shown is the 7-day effective yield as of August 31, 2010.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
TBA — To Be Announced

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2010 (Unaudited)

The table below sets forth information about the level within the fair value hierarchy at with the Fund’s investments were measured at August 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bond	$—	$412,306	$—	$412,306
U.S. Government & Agency Obligations	—	775,501,535	56,241,106	831,742,641
Municipal Bonds	—	151,525,920	—	151,525,920
Miscellaneous Investments	—	6,662,833	—	6,662,833
Short-Term Investment	34,301,159	—	—	34,301,159
Total Investments in Securities	$34,301,159	$934,102,594	$56,241,106	$1,024,644,859

There were no significant transfers between Level 1 and Level 2 within the Fund for the period ended August 31, 2010.

The following is a reconciliation of the Level 3 investments in which significant unobservable inputs were used in determining value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2010	$17,104,784
Accrued discounts/premiums	(2,614)
Realized gain/(loss)	(643)
Change in unrealized appreciation/(depreciation)	613,346
Net purchases	41,411,833
Net sales	(63,550)
Net transfer out of Level 3*	(2,822,050)
Ending balance as of August 31, 2010	$56,241,106

*The transfer to Level 2 in the Fund were due to the Fund utilizing a third party pricing vendor in lieu of a Board approved fair value model.

Item 2.	Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 26, 2010

By (Signature and Title)	/s/ Joseph H. Hastings
Joseph H. Hastings
Treasurer/Principal Financial Officer
Date: October 26, 2010